Stock-Based Compensation - Schedule of Allocation of Share-based Compensation Costs by Plan (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	$ 10.9	$ 5.8	$ 7.5	$ 5.7	$ 5.0
Tax benefit	(2.8)	(2.4)	(3.0)	(2.3)	(2.0)
Stock-based compensation expense, net of tax	8.1	3.4	4.5	3.4	3.0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes			6.8	5.2	4.7
RSUs and PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	9.0	5.4
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense, before income taxes	$ 1.9	$ 0.4	$ 0.7	$ 0.5	$ 0.3